Schedule of Investments (unaudited)
March 31, 2025
 ClearBridge Variable Dividend Strategy Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value
Common Stocks — 99.6%
Communication Services — 9.3%
Entertainment — 0.8%
Walt Disney Co.	34,753	$3,430,121
Interactive Media & Services — 3.0%
Alphabet Inc., Class A Shares	48,548	7,507,463
Meta Platforms Inc., Class A Shares	10,165	5,858,699
Total Interactive Media & Services		13,366,162
Media — 2.8%
Comcast Corp., Class A Shares	329,151	12,145,672
Wireless Telecommunication Services — 2.7%
T-Mobile US Inc.	44,617	11,899,800

Total Communication Services		40,841,755
Consumer Discretionary — 3.2%
Automobiles — 0.6%
General Motors Co.	51,311	2,413,156
Specialty Retail — 2.6%
Home Depot Inc.	16,786	6,151,901
Industria de Diseno Textil SA, ADR	216,187	5,404,675
Total Specialty Retail		11,556,576

Total Consumer Discretionary		13,969,732
Consumer Staples — 11.1%
Beverages — 3.6%
Coca-Cola Co.	134,277	9,616,919
Diageo PLC	233,417	6,099,804 (a)
Total Beverages		15,716,723
Food Products — 3.8%
Nestle SA, ADR	163,919	16,583,685
Household Products — 1.5%
Procter & Gamble Co.	38,996	6,645,698
Personal Care Products — 2.2%
Unilever PLC	164,272	9,801,630 (a)

Total Consumer Staples		48,747,736
Energy — 11.1%
Oil, Gas & Consumable Fuels — 11.1%
Enbridge Inc.	329,111	14,582,909
EQT Corp.	104,823	5,600,693
Exxon Mobil Corp.	122,110	14,522,542
Williams Cos. Inc.	234,561	14,017,365

Total Energy		48,723,509
Financials — 16.3%
Banks — 4.3%
JPMorgan Chase & Co.	55,564	13,629,849
PNC Financial Services Group Inc.	29,869	5,250,074
Total Banks		18,879,923
Consumer Finance — 2.1%
Capital One Financial Corp.	51,607	9,253,135
See Notes to Schedule of Investments.

ClearBridge Variable Dividend Strategy Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 ClearBridge Variable Dividend Strategy Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Financial Services — 5.0%
Apollo Global Management Inc.	66,499	$9,106,373
Visa Inc., Class A Shares	35,810	12,549,973
Total Financial Services		21,656,346
Insurance — 4.9%
MetLife Inc.	106,960	8,587,818
Travelers Cos. Inc.	49,013	12,961,978
Total Insurance		21,549,796

Total Financials		71,339,200
Health Care — 12.4%
Health Care Equipment & Supplies — 3.1%
Becton Dickinson & Co.	59,285	13,579,822
Health Care Providers & Services — 2.7%
CVS Health Corp.	80,223	5,435,108
UnitedHealth Group Inc.	12,444	6,517,545
Total Health Care Providers & Services		11,952,653
Pharmaceuticals — 6.6%
AstraZeneca PLC	43,469	6,383,199 (a)
Haleon PLC	1,663,809	8,402,581 (a)
Johnson & Johnson	37,635	6,241,388
Merck & Co. Inc.	86,350	7,750,776
Total Pharmaceuticals		28,777,944

Total Health Care		54,310,419
Industrials — 8.4%
Aerospace & Defense — 4.5%
Northrop Grumman Corp.	20,397	10,443,468
RTX Corp.	70,478	9,335,516
Total Aerospace & Defense		19,778,984
Commercial Services & Supplies — 1.8%
Waste Management Inc.	33,756	7,814,851
Ground Transportation — 2.1%
Union Pacific Corp.	38,365	9,063,348

Total Industrials		36,657,183
Information Technology — 11.1%
Electronic Equipment, Instruments & Components — 1.0%
TE Connectivity PLC	29,603	4,183,496
Semiconductors & Semiconductor Equipment — 3.3%
Broadcom Inc.	62,659	10,490,996
Texas Instruments Inc.	22,025	3,957,893
Total Semiconductors & Semiconductor Equipment		14,448,889
Software — 4.9%
Microsoft Corp.	40,784	15,309,906
Oracle Corp.	45,249	6,326,263
Total Software		21,636,169
Technology Hardware, Storage & Peripherals — 1.9%
Apple Inc.	36,556	8,120,184

Total Information Technology		48,388,738
See Notes to Schedule of Investments.

ClearBridge Variable Dividend Strategy Portfolio 2025 Quarterly Report

 ClearBridge Variable Dividend Strategy Portfolio
(Percentages shown based on Portfolio net assets)
Security		Shares	Value

Materials — 7.1%
Chemicals — 4.0%
	Air Products & Chemicals Inc.	17,170	$5,063,777
	Linde PLC	24,986	11,634,481
	PPG Industries Inc.	8,115	887,375
Total Chemicals			17,585,633
Construction Materials — 2.0%
	Vulcan Materials Co.	37,072	8,648,898
Metals & Mining — 1.1%
	Freeport-McMoRan Inc.	124,468	4,712,358

Total Materials			30,946,889
Real Estate — 4.6%
Residential REITs — 1.9%
	AvalonBay Communities Inc.	38,286	8,216,942
Specialized REITs — 2.7%
	American Tower Corp.	35,769	7,783,334
	Public Storage	14,013	4,193,951
Total Specialized REITs			11,977,285

Total Real Estate			20,194,227
Utilities — 5.0%
Electric Utilities — 0.7%
	Edison International	52,793	3,110,564
Multi-Utilities — 4.3%
	DTE Energy Co.	37,003	5,116,405
	Sempra	192,535	13,739,297
Total Multi-Utilities			18,855,702

Total Utilities			21,966,266
Total Investments before Short-Term Investments (Cost — $240,369,182)			436,085,654
	Rate
Short-Term Investments — 0.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.136%	902,925	902,925 (b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.202%	902,925	902,925 (b)(c)

Total Short-Term Investments (Cost — $1,805,850)			1,805,850
Total Investments — 100.0% (Cost — $242,175,032)			437,891,504
Other Assets in Excess of Liabilities — 0.0%††			142,852
Total Net Assets — 100.0%			$438,034,356

††	Represents less than 0.1%.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2025, the total market value of investments in Affiliated Companies was $902,925 and the cost was $902,925 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Variable Dividend Strategy Portfolio 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Variable Dividend Strategy Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

ClearBridge Variable Dividend Strategy Portfolio 2025 Quarterly Report

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Staples	$32,846,302	$15,901,434	—	$48,747,736
Health Care	39,524,639	14,785,780	—	54,310,419
Other Common Stocks	333,027,499	—	—	333,027,499
Total Long-Term Investments	405,398,440	30,687,214	—	436,085,654
Short-Term Investments†	1,805,850	—	—	1,805,850
Total Investments	$407,204,290	$30,687,214	—	$437,891,504

*
As a result of the fair value pricing procedures for international equities utilized by the Portfolio, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Portfolio’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2025. The following transactions were effected in such company for the period ended March 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,428,300	$13,472,283	13,472,283	$13,997,658	13,997,658

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$25,623	—	$902,925

ClearBridge Variable Dividend Strategy Portfolio 2025 Quarterly Report